FAIR VALUE MEASUREMENTS - Assets measured at fair value on a nonrecurring basis (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Short-term Investments [Abstract]
Held-to-maturity debt investment	$ 0
Held To Maturity Debt Investment [Member]
Short-term Investments [Abstract]
Held-to-maturity debt investment	0
Fair Value, Inputs, Level 1 [Member]
Short-term Investments [Abstract]
Held-to-maturity debt investment	0
Fair Value, Inputs, Level 1 [Member] | Held To Maturity Debt Investment [Member]
Short-term Investments [Abstract]
Held-to-maturity debt investment	0
Fair Value, Inputs, Level 2 [Member]
Short-term Investments [Abstract]
Held-to-maturity debt investment	0
Fair Value, Inputs, Level 2 [Member] | Held To Maturity Debt Investment [Member]
Short-term Investments [Abstract]
Held-to-maturity debt investment	0
Fair Value, Inputs, Level 3 [Member]
Short-term Investments [Abstract]
Held-to-maturity debt investment	0
Fair Value, Inputs, Level 3 [Member] | Held To Maturity Debt Investment [Member]
Short-term Investments [Abstract]
Held-to-maturity debt investment	$ 0